Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Supplement [Text Block]	cfstii1_SupplementTextBlock
Supplement dated September 19, 2016
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund (the Fund)	10/1/2015
On September 14, 2016, the Fund's Board of Trustees approved the addition of Diamond Hill Capital Management, Inc. (Diamond Hill) to manage a portion of the Fund's assets, effective on or about October 1, 2016 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the seventh paragraph under the caption “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectus and summary prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Fund’s subadvisers are Diamond Hill Capital Management, Inc. (Diamond Hill) and Dimensional Fund Advisors LP (DFA). The subadvisers and Columbia Management each make investment decisions for their respective sleeves independently of one another.
The rest of the section remains the same.

Active Portfolios Multi-Manager Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii1_SupplementTextBlock
Supplement dated September 19, 2016
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Active Portfolios® Multi-Manager Value Fund (the Fund)	10/1/2015
On September 14, 2016, the Fund's Board of Trustees approved the addition of Diamond Hill Capital Management, Inc. (Diamond Hill) to manage a portion of the Fund's assets, effective on or about October 1, 2016 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectus and summary prospectus.
On the Effective Date, the seventh paragraph under the caption “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectus and summary prospectus is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Fund’s subadvisers are Diamond Hill Capital Management, Inc. (Diamond Hill) and Dimensional Fund Advisors LP (DFA). The subadvisers and Columbia Management each make investment decisions for their respective sleeves independently of one another.
The rest of the section remains the same.